Investment Risks - The Free Markets ETF	Jun. 03, 2025
Equity Market Risk [Member]
Prospectus [Line Items]
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Deregulation Strategy Risks [Member]
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Deregulation Strategy Risks. The Fund’s strategy of investing in companies that may benefit from deregulatory measures entails significant risks, including those stemming from the unpredictable nature of regulatory trends. Deregulation is influenced by political, economic, and social factors, which can shift rapidly and in unforeseen directions. Changes in government priorities, political leadership, or public sentiment may result in the reversal of existing deregulatory policies or the introduction of new regulations that could adversely affect certain industries or companies. Further, while the Fund invests in companies expected to benefit from deregulatory initiatives, not all of these companies may achieve the expected advantages, whether fully, partially, or at all.. The actual impact of deregulatory measures may vary widely depending on a company's specific operational, financial, and competitive circumstances. Companies may also face challenges adapting to new regulatory environments, or their competitive positioning may be undermined by other market factors unrelated to deregulation. These risks could negatively affect the performance of the Fund’s portfolio.

Underlying ETF Risks [Member]
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Underlying ETF Risks. The Fund will incur higher expenses when it invests in other funds, including Underlying ETFs and other investment companies. By investing in another underlying fund, the Fund becomes a shareholder of that fund and bears its proportionate share of the fees and expenses of the other underlying fund. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such underlying funds. Investments in Underlying ETFs are also subject to the “ETF Risks” described below.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Market Capitalization Risk [Member]
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Risk [Text Block]	Market Capitalization Risk
Large-Capitalization Investing [Member]
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Risk [Text Block]	○Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing [Member]
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Risk [Text Block]	○Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Small-Capitalization Investing [Member]
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Risk [Text Block]	○Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Micro-Capitalization Investing [Member]
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Risk [Text Block]	○Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Underlying Digital Assets ETP Risks [Member]
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Underlying Digital Assets ETP Risks. The Fund's investment strategy, involving indirect exposure to Bitcoin, Ether, or any other Digital Assets through one or more Underlying ETPs, is subject to the risks associated with these Digital Assets and their markets. These risks include market volatility, regulatory changes, technological uncertainties, and potential financial losses. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with digital asset markets.

Underlying Bitcoin and Ether ETP Risks [Member]
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Risk [Text Block]	●Underlying Bitcoin and Ether ETP Risks: Investing in an Underlying ETP that focuses on Bitcoin, Ether, and/or other Digital Assets, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risks. These include high market volatility influenced by technological advancements, regulatory changes, and broader economic factors. For derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts tied to either asset may affect an Underlying ETP's performance. Each Underlying ETP, and consequently the Fund, depends on blockchain technologies that present unique technological and cybersecurity risks, along with custodial challenges in securely storing digital assets. The evolving regulatory landscape further complicates compliance and valuation efforts. Additionally, risks related to market concentration, network issues, and operational complexities in managing Digital Assets can lead to losses. For Ether specifically, risks associated with its transition to a proof-of-stake consensus mechanism, including network upgrades and validator centralization, may add additional uncertainties.

Bitcoin and Ether Investment Risk [Member]
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Risk [Text Block]	●Bitcoin and Ether Investment Risk: The Fund's indirect investments in Bitcoin and Ether through holdings in one or more Underlying ETPs expose it to the unique risks of these digital assets. Bitcoin's price is highly volatile, driven by fluctuating network adoption, acceptance levels, and usage trends. Ether faces similar volatility, compounded by its reliance on decentralized applications (dApps) and smart contract usage, which are subject to innovation cycles and adoption rates. Neither asset operates as legal tender or within central authority systems, exposing them to potential government restrictions. Regulatory actions in various jurisdictions could negatively impact their market values. Both Bitcoin and Ether are susceptible to fraud, theft, market manipulation, and security breaches at trading platforms. Large holders of these assets ("whales") can influence their prices significantly. Forks in the blockchain networks—such as Ethereum's earlier split into Ether Classic—can affect demand and performance. Both assets' prices can be influenced by speculative trading, unrelated to fundamental utility or adoption.

Digital Assets Risk [Member]
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Risk [Text Block]	●Digital Assets Risk: Digital Assets like Bitcoin and Ether, designed as mediums of exchange or for utility purposes, are an emerging asset class. Operating independently of any central authority or government backing, they face extreme price volatility and regulatory scrutiny. Trading platforms for Digital Assets remain largely unregulated and prone to fraud and operational failures compared to traditional exchanges. Platform shutdowns, whether due to fraud, technical issues, or security breaches, can significantly impact prices and market stability.

Digital Asset Markets Risk [Member]
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Risk [Text Block]	●Digital Asset Markets Risk: The Digital Asset market, particularly for Bitcoin and Ether, has experienced considerable volatility, leading to market disruptions and erosion of confidence among participants. Negative publicity surrounding these disruptions could adversely affect the Fund's reputation and share trading prices. Ongoing market turbulence could significantly impact the Fund's value.

Blockchain Technology Risk [Member]
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Risk [Text Block]	●Blockchain Technology Risk: Blockchain technology underpins Bitcoin, Ether, and other digital assets, yet it remains a relatively new and largely untested innovation. Competing platforms, changes in adoption rates, and technological advancements in blockchain infrastructure can affect their functionality and relevance. For Ether, the dependence on its proof-of-stake mechanism and smart contract capabilities introduces risks tied to network performance and scalability. Investments in blockchain-dependent companies or vehicles may experience market volatility and lower trading volumes. Furthermore, regulatory changes, cybersecurity incidents, and intellectual property disputes could undermine the adoption and stability of blockchain technologies.

ETF Risks [Member]
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Risk [Text Block]	ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Risk [Text Block]	○Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
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Risk [Text Block]	○Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
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Risk [Text Block]	○Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
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Risk [Text Block]	○Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Management Risk [Member]
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Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Advisers’ success or failure to implement investment strategies for the Fund.
General Market Risk [Member]
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General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market, economic or political news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

New Sub-Adviser Risk [Member]
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New Sub-Adviser Risk. Although its principal has significant experience managing ETFs and other investment companies, TRM is a newly registered investment adviser and has not previously served as an adviser or sub-adviser to an investment company. As a result, there is no long-term track record against which an investor may judge TRM and it is possible TRM may not achieve the Fund’s intended investment objective.

New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions.

Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Advisers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.